Subsequent Event (Details) - shares	Jul. 06, 2026	Jul. 08, 2021
Subsequent Event [Line Items]
Stock reverse split		10,000:1 stock reverse split
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)	60
Class A Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)	1,800
American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock reverse split	one-for-fifty